CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 33,939	$ 32,754		$ 37,065
Cost of revenues	(31,342)	(31,427)		(34,248)
Gross profit	2,597	1,327		2,817
Operating expenses:
Research and development, net		(41)		(117)
Selling, general and administrative	(4,669)	(4,704)		(4,699)
Operating loss	(2,072)	(3,418)		(1,999)
Financial expenses, net	(475)	(298)		(309)
Other income (loss), net	3	15		(259)
Loss before income taxes	(2,544)	(3,701)		(2,567)
Taxes on income	(63)	(74)		(1,158)
Loss	(2,607)	(3,775)		(3,725)
Less - loss attributable to non-controlling interests				101
Loss attributable to Eltek Ltd. shareholders	(2,607)	(3,775)		(3,624)
Other comprehensive income (loss):
Foreign currency translation adjustments	(75)	600		115
Total comprehensive loss	(2,682)	(3,175)		(3,610)
Comprehensive loss attributable to non-controlling interest				(91)
Comprehensive loss attributable to Eltek Ltd. shareholders'	$ (2,682)	$ (3,175)		$ (3,701)
Basic and diluted loss per ordinary share attributable to Eltek Ltd. shareholders	$ (1.28)	$ (1.58)	[1]	$ (1.82)	[1]
Weighted average number of ordinary shares used to compute basic and diluted loss per ordinary share attributable to Eltek Ltd. shareholders	2,028,552	2,028,552		2,028,552

[1]	Respectively adjusted to reflect reverse split of shares.